Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Nano Dimension Technologies Ltd. [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity		Israel
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension IP Ltd. [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity		Israel
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension USA Inc. [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity		USA
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension (HK) Limited [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity		Asia-Pacific
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension GmbH [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity		Germany
The Group's ownership interest in the subsidiary		100.00%	100.00%
J.A.M.E.S GmbH [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[1]	Germany
The Group's ownership interest in the subsidiary	[1]	50.00%	50.00%
DeepCube Ltd [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[2]	Israel
The Group's ownership interest in the subsidiary	[2]		100.00%	[3]
NanoFabrica Ltd [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[4]	Israel
The Group's ownership interest in the subsidiary	[2],[4]		100.00%	[3]
Essemtec AG [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[5]	Switzerland
The Group's ownership interest in the subsidiary	[2],[5]	100.00%	100.00%
Nano Dimension Swiss [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[6]	Switzerland
The Group's ownership interest in the subsidiary	[4],[6]	100.00%	100.00%
Global Inkjet Systems Ltd. [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[7]	UK
The Group's ownership interest in the subsidiary	[7]	100.00%
Formatec Holding B.V. [Member]
Subsidiaries (Details) - Schedule of presented hereunder is a list of the Group’s subsidiaries [Line Items]
Principal location of the company's activity	[7]	Netherlands
The Group's ownership interest in the subsidiary		100.00%

[1]	On June 30, 2021, the Company signed an agreement with Hensoldt AG, under which the two companies agreed to jointly own and manage a joint venture company, named J.A.M.E.S GmbH (“JAMES”). The object of JAMES is the development of an electronic designer’s community that will exchange designs and methodologies for manufacturing, component integration, and materials for Printed Electronics (PE) and Additively Manufactured Electronics (“AME”). Although the Company owns 50% of JAMES and has 50% of their voting power, the Company’s management has determined that the Company controls JAMES, by virtue of an agreement with JAMES’s other shareholder (50%). This agreement gives the company the current ability to direct relevant activities of JAMES, among other things by giving the Company a casting vote in JAMES’s advisory board, which is the governing body that directs the relevant activities.
[2]	On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. DeepCube operates in Machine Learning/Deep Learning (ML/DL) technology.
[3]	During 2022, the company has completed a merger of two of its subsidiaries, that are located in Israel. Nano Fabrica and DeepCube were merged into Nano Dimension Technologies (“Nano Dimension Technologies Ltd”). The merger was approved by the Israeli tax authorities.
[4]	On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. NanoFabrica operates in the additive manufacturing (AM) industry.
[5]	On November 2, 2021, the Group acquired 100% of the shares and voting interests in Essemtec. Essemtec produces equipment for placing and assembling electronic components on printed circuit boards.
[6]	Nano Dimension Swiss was incorporated by the Company in 2021 and its main activity is holding a property in Switzerland, which is rented to Essemtec.
[7]	See note 9B.